INCOME TAXES (Schedule of Provision for Income Taxes) (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Currently payable:
Federal									$ 551	$ 332	$ 284
State									98	70	6
Current income taxes, total									649	402	290
Deferred									9	71	252
Total	$ 177	$ 203	$ 125	$ 153	$ 144	$ 92	$ 123	$ 114	$ 658	$ 473	$ 542